Credit Risk - Disclosure of movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of ECL movement to impairment charge/(release) for the period
Impairment loss (reversal of impairment loss)	£ 1,112	£ 897	£ 1,982
Financial guarantee contracts
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(58)	(18)
ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	431,718
Closing balance	416,252		431,718
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	168,248
Business activity in the period	15,591
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,465)
Final repayments	(7,381)
Disposals	(10)
Write-offs	(13)
Closing balance	171,970		168,248
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	38,086
Business activity in the period	2,123
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,591)
Final repayments	(149)
Disposals	(245)
Write-offs	(516)
Closing balance	36,708		38,086
Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	14,218
Business activity in the period	3,160
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(581)
Final repayments	(2,458)
Disposals	(21)
Write-offs	(57)
Closing balance	14,261		14,218
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	130,791
Business activity in the period	17,983
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(921)
Final repayments	(17,733)
Disposals	(124)
Write-offs	(161)
Closing balance	129,835		130,791
Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	432,157
Closing balance	416,677		432,157
Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	204,200
Closing balance	239,200		204,200
Impairment allowance
Loans and advances at amortised cost
Opening balance	(5,532)
Closing balance	(5,395)		(5,532)
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(101)
ECL charge on assets held for sale	105
Total exchange and other adjustments	269
Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	858
Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(187)
Business activity in the period	(8)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(18)
Final repayments	14
Disposals	6
Write-offs	13
Closing balance	(180)		(187)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	12
Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(3,307)
Business activity in the period	(70)
Refinements to models used for calculation	32
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(477)
Final repayments	8
Disposals	190
Write-offs	516
Closing balance	(3,108)		(3,307)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	507
Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(410)
Business activity in the period	(46)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(98)
Final repayments	27
Disposals	15
Write-offs	57
Closing balance	(455)		(410)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	117
Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(1,166)
Business activity in the period	(78)
Refinements to models used for calculation	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(252)
Final repayments	94
Disposals	24
Write-offs	161
Closing balance	(1,203)		(1,166)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	222
Impairment allowance | Corporate loans | Government debt
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(200)
Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(439)
Closing balance	(425)		(439)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(14)
Impairment allowance | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(156)
Closing balance	(150)		(156)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(6)
Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	346,273
Write-offs	(747)	(760)
Closing balance	347,828		346,273
Reconciliation of ECL movement to impairment charge/(release) for the period
Post write-off recoveries	43	38
Net write-offs	704	£ 722
Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	168,061
Closing balance	171,790		168,061
Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	34,779
Closing balance	33,600		34,779
Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	13,808
Closing balance	13,806		13,808
Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	129,625
Closing balance	128,632		129,625
Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	68,210
Closing balance	69,936		68,210
Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	351,343
Closing balance	352,774		351,343
Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	168,248
Disposals	(10)
Closing balance	171,970		168,248
Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	38,086
Disposals	(245)
Closing balance	36,708		38,086
Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	14,218
Disposals	(21)
Closing balance	14,261		14,218
Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	130,791
Disposals	(124)
Closing balance	129,835		130,791
Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	68,233
Closing balance	69,960		68,233
Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(5,070)
Closing balance	(4,946)		(5,070)
Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(187)
Closing balance	(180)		(187)
Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(3,307)
Closing balance	(3,108)		(3,307)
Financial assets at amortised cost | Impairment allowance | Retail credit cards | US
Loans and advances at amortised cost
Refinements to models used for calculation	32
Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(410)
Closing balance	(455)		(410)
Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(1,166)
Closing balance	(1,203)		(1,166)
Financial assets at amortised cost | Impairment allowance | Corporate loans | Barclays Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation	14
Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	(23)
Closing balance	(24)		(23)
Stage 1 | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	412,091
Closing balance	398,511		412,091
Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	146,690
Business activity in the period	15,180
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,839)
Final repayments	(6,279)
Disposals	0
Write-offs	0
Closing balance	152,861		146,690
Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	31,126
Business activity in the period	1,951
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,310)
Final repayments	(136)
Disposals	0
Write-offs	0
Closing balance	29,768		31,126
Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	12,450
Business activity in the period	2,969
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(615)
Final repayments	(2,049)
Disposals	0
Write-offs	0
Closing balance	12,245		12,450
Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	116,508
Business activity in the period	16,320
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	181
Final repayments	(15,888)
Disposals	(1)
Write-offs	0
Closing balance	115,899		116,508
Stage 1 | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	412,255
Closing balance	398,675		412,255
Stage 1 | Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	202,700
Closing balance	238,200		202,700
Stage 1 | Impairment allowance
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(4)
Stage 1 | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(124)
Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(38)
Business activity in the period	(6)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	26
Final repayments	2
Disposals	0
Write-offs	0
Closing balance	(37)		(38)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(1)
Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(553)
Business activity in the period	(31)
Refinements to models used for calculation	(14)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	377
Final repayments	5
Disposals	0
Write-offs	0
Closing balance	(457)		(553)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(96)
Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(138)
Business activity in the period	(23)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	54
Final repayments	12
Disposals	0
Write-offs	0
Closing balance	(103)		(138)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(35)
Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(209)
Business activity in the period	(26)
Refinements to models used for calculation	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	33
Final repayments	14
Disposals	1
Write-offs	0
Closing balance	(216)		(209)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	8
Stage 1 | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(164)
Closing balance	(164)		(164)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Stage 1 | Impairment allowance | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(19)
Closing balance	(23)		(19)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	4
Stage 1 | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(5,409)
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(2,065)
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(757)
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(3,210)
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	2
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	59
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	12
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	17
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	6,592
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	1,488
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	309
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	2,156
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(21)
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(306)
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(20)
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(46)
Stage 1 | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(153)
Stage 1 | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(298)
Stage 1 | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(85)
Stage 1 | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(374)
Stage 1 | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Stage 1 | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	12
Stage 1 | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	1
Stage 1 | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	2
Stage 1 | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	79
Stage 1 | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	12
Stage 1 | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	23
Stage 1 | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	207
Stage 1 | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(2)
Stage 1 | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(6)
Stage 1 | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(1)
Stage 1 | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(10)
Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	305,836
Closing balance	309,960		305,836
Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	146,652
Closing balance	152,824		146,652
Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	30,573
Closing balance	29,311		30,573
Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	12,312
Closing balance	12,142		12,312
Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	116,299
Closing balance	115,683		116,299
Stage 1 | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	64,976
Closing balance	69,240		64,976
Stage 1 | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	306,774
Closing balance	310,773		306,774
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	146,690
Closing balance	152,861		146,690
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	31,126
Closing balance	29,768		31,126
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	12,450
Closing balance	12,245		12,450
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	116,508
Closing balance	115,899		116,508
Stage 1 | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	64,988
Closing balance	69,252		64,988
Stage 1 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(938)
Closing balance	(813)		(938)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(38)
Closing balance	(37)		(38)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(553)
Closing balance	(457)		(553)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(138)
Closing balance	(103)		(138)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(209)
Closing balance	(216)		(209)
Stage 1 | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	(12)
Closing balance	(12)		(12)
Lifetime expected credit losses | Stage 2 | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	18,478
Closing balance	16,815		18,478
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	19,596
Business activity in the period	385
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(563)
Final repayments	(909)
Disposals	(1)
Write-offs	0
Closing balance	17,225		19,596
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	5,017
Business activity in the period	171
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(69)
Final repayments	(11)
Disposals	0
Write-offs	0
Closing balance	5,064		5,017
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	1,373
Business activity in the period	180
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(30)
Final repayments	(290)
Disposals	0
Write-offs	0
Closing balance	1,600		1,373
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	11,167
Business activity in the period	1,290
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(732)
Final repayments	(1,585)
Disposals	(2)
Write-offs	0
Closing balance	10,951		11,167
Lifetime expected credit losses | Stage 2 | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	18,728
Closing balance	17,054		18,728
Lifetime expected credit losses | Stage 2 | Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	1,300
Closing balance	900		1,300
Lifetime expected credit losses | Stage 2 | Impairment allowance
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(20)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	12
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(62)
Business activity in the period	(2)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(21)
Final repayments	3
Disposals	1
Write-offs	0
Closing balance	(59)		(62)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(2)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,247)
Business activity in the period	(38)
Refinements to models used for calculation	47
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(469)
Final repayments	2
Disposals	0
Write-offs	0
Closing balance	(1,192)		(1,247)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(55)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(111)
Business activity in the period	(19)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(54)
Final repayments	3
Disposals	0
Write-offs	0
Closing balance	(153)		(111)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	42
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(331)
Business activity in the period	(27)
Refinements to models used for calculation	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(86)
Final repayments	36
Disposals	2
Write-offs	0
Closing balance	(356)		(331)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	27
Lifetime expected credit losses | Stage 2 | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(250)
Closing balance	(239)		(250)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(11)
Lifetime expected credit losses | Stage 2 | Impairment allowance | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(7)
Closing balance	(4)		(7)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(3)
Lifetime expected credit losses | Stage 2 | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	1
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	5,409
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	2,065
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	757
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	3,210
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(2)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(59)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(12)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(17)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(6,592)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,488)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(309)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(2,156)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	21
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	306
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	20
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	46
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(255)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(636)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(84)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(461)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	4
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	272
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	22
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	25
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	155
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	15
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	3
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	220
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(1)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(6)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(2)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(10)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	35,402
Closing balance	33,080		35,402
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	19,534
Closing balance	17,166		19,534
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	3,770
Closing balance	3,872		3,770
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	1,262
Closing balance	1,447		1,262
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	10,836
Closing balance	10,595		10,836
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	3,234
Closing balance	696		3,234
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	37,153
Closing balance	34,840		37,153
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	19,596
Closing balance	17,225		19,596
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	5,017
Closing balance	5,064		5,017
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	1,373
Closing balance	1,600		1,373
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	11,167
Closing balance	10,951		11,167
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	3,245
Closing balance	708		3,245
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(1,751)
Closing balance	(1,760)		(1,751)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(62)
Closing balance	(59)		(62)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,247)
Closing balance	(1,192)		(1,247)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(111)
Closing balance	(153)		(111)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(331)
Closing balance	(356)		(331)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	(11)
Closing balance	(12)		(11)
Lifetime expected credit losses | Stage 3 excluding POCI | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	1,143
Closing balance	921		1,143
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	1,962
Business activity in the period	26
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(63)
Final repayments	(193)
Disposals	(9)
Write-offs	(13)
Closing balance	1,884		1,962
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	1,903
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(200)
Final repayments	(2)
Disposals	(245)
Write-offs	(516)
Closing balance	1,848		1,903
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	378
Business activity in the period	11
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	67
Final repayments	(119)
Disposals	(21)
Write-offs	(57)
Closing balance	402		378
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	3,116
Business activity in the period	373
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(370)
Final repayments	(260)
Disposals	(121)
Write-offs	(161)
Closing balance	2,985		3,116
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	1,168
Closing balance	943		1,168
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(77)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	970
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(87)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(23)
Final repayments	9
Disposals	5
Write-offs	13
Closing balance	(84)		(87)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	15
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,507)
Business activity in the period	(1)
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(385)
Final repayments	1
Disposals	190
Write-offs	516
Closing balance	(1,459)		(1,507)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	658
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(161)
Business activity in the period	(4)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(98)
Final repayments	12
Disposals	15
Write-offs	57
Closing balance	(199)		(161)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	110
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(626)
Business activity in the period	(25)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(199)
Final repayments	44
Disposals	21
Write-offs	161
Closing balance	(631)		(626)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	187
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(25)
Closing balance	(22)		(25)
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(3)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(7)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	408
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	934
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	169
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	835
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(4)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(284)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(23)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(27)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(234)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(27)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(26)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(427)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	3
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	12
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	3
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	20
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	4,978
Closing balance	4,746		4,978
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	1,875
Closing balance	1,800		1,875
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	396
Closing balance	389		396
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	217
Closing balance	203		217
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	2,490
Closing balance	2,354		2,490
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	7,359
Closing balance	7,119		7,359
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	1,962
Closing balance	1,884		1,962
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	1,903
Closing balance	1,848		1,903
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	378
Closing balance	402		378
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	3,116
Closing balance	2,985		3,116
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(2,381)
Closing balance	(2,373)		(2,381)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(87)
Closing balance	(84)		(87)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,507)
Closing balance	(1,459)		(1,507)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(161)
Closing balance	(199)		(161)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(626)
Closing balance	(631)		(626)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	6
Closing balance	5		6
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	40
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(12)
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	28		40
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	17
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	14		17
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	6
Closing balance	5		6
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	57
Closing balance	42		57
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	40
Closing balance	28		40
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	17
Closing balance	14		17
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	57
Closing balance	42		57
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	40
Closing balance	28		40
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	17
Closing balance	14		17
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	£ 0		£ 0